Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2021
Allowance For Doubtful Accounts [Abstract]
Allowance for doubtful accounts

4. Allowance for doubtful accounts

The movement of the allowance for accounts receivable, other receivables and amounts due from related parties was as following:

	Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1	63,211,728	124,490,642	135,635,759
Provisions for doubtful accounts	61,278,914	11,145,117	9,400,000
Write-off	—	—	—
Balance as of December 31	124,490,642	135,635,759	145,035,759

As of December 31, 2021, the Group recorded allowance for accounts receivable, other receivables and amounts due from related parties was RMB26,102,138, RMB11,480,597 and RMB107,453,024, respectively. The provision for doubtful accounts in 2021 was all for all for other receivables.